United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Adjustable Rate Securities Fund
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  8/31/08

Date of Reporting Period:  Quarter ended 5/31/08

Item 1.                      Schedule of Investments

Federated Adjustable Rate Securities Fund

Portfolio of Investments

May 31, 2008 (unaudited)

Principal Amount or Shares	Value

		ADJUSTABLE RATE MORTGAGES--66.5%
		Federal Home Loan Mortgage Corp. ARM –49.2%
$5,000,000		4.872%, 4/1/2038	$5,037,885
10,581,646		5.327%, 12/1/2035	10,800,803
2,706,549		5.559%, 4/1/2036	2,721,205
5,821,927		5.576%, 2/1/2036	5,903,027
8,202,116		5.597%, 9/1/2037	8,332,111
12,968,883		5.986%, 7/1/2036	13,246,624
8,804,540		6.200%, 7/1/2030	8,788,886
194,833		6.561%, 9/1/2020	197,868
870,752		6.615%, 4/1/2027	879,021
		TOTAL	55,907,430
		Federal National Mortgage Association ARM –15.0%
5,372,714		3.860%, 7/1/2034	5,350,718
935,556		4.290%, 4/1/2034	936,964
3,857,014		4.790%, 12/1/2034	3,889,239
66,467		5.050%, 10/1/2028	66,632
4,439,787		5.450%, 5/1/2036	4,524,245
628,169		5.750%, 5/1/2018	635,556
309,028		6.080%, 2/1/2019	310,801
317,645		6.260%, 2/1/2020	317,808
321,583		6.310%, 10/1/2016	323,393
521,361		6.320%, 7/1/2027	527,860
120,514		6.840%, 10/1/2033	121,763
		TOTAL	17,004,979
		Government National Mortgage Association ARM –2.3%
368,976		5.125%, 11/20/2023 - 10/20/2029	372,064
62,281		5.250%, 1/20/2030	63,028
1,415,336		5.375%, 1/20/2022 - 3/20/2023	1,436,157
556,950		5.625%, 7/20/2023 - 9/20/2023	562,902
152,255		6.375%, 5/20/2029	154,404
		TOTAL	2,588,555
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $74,968,239)	75,500,964
		COLLATERALIZED MORTGAGE OBLIGATIONS--24.2%
		Federal Home Loan Mortgage Corp. REMIC –8.1%
4,884,147		REMIC 3346 FA, 2.744%, 2/15/2019	4,775,337
4,569,679		REMIC 3001 EA, 2.864%, 3/15/2035	4,412,839
		TOTAL	9,188,176
		Federal National Mortgage Association REMIC –16.1%
3,056,049		REMIC 2006-20 PF, 2.713%, 11/25/2030	3,017,169
2,807,751		REMIC 2005-67 FM, 2.743%, 8/25/2035	2,702,237
4,798,700		REMIC 2006-8 NF, 2.763%, 3/25/2036	4,673,298
4,039,893		REMIC 2006-76 QF, 2.793%, 8/25/2036	3,973,037
2,509,264		REMIC 2002-52 FG, 2.893%, 9/25/2032	2,481,732
1,403,785		REMIC 1995-17 B, 6.153%, 2/25/2025	1,445,486
		TOTAL	18,292,959
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $27,680,942)	27,481,135
		GOVERNMENT AGENCIES--2.6%
3,000,000		Federal Home Loan Mortgage Corp., 2.375%, 5/28/2010 (IDENTIFIED COST $2,967,429)	2,944,201
		MORTGAGE-BACKED SECURITIES--0.0%
37,860		Government National Mortgage Association, 8.500%, 1/15/2030 (IDENTIFIED COST $38,892)	41,245
		U.S. TREASURY--1.7%
2,000,000		United States Treasury Notes, 2.625%, 5/31/2010 (IDENTIFIED COST $1,999,375)	1,998,984
		MUTUAL FUNDS--5.5%
6,212,806	[1,2]	Government Obligations Fund, Institutional Shares, 2.27% (AT NET ASSET VALUE)	6,212,806
		TOTAL INVESTMENTS – 100.5% (IDENTIFIED COST $113,867,683)[3]	114,179,335
		OTHER ASSETS AND LIABILITIES –NET – (0.5)%[4]	(600,939)
		TOTAL NET ASSETS –100%	$113,578,396

1	Affiliated company.
2	7-Day net yield.
3
At May 31, 2008, the cost of investments for federal tax purposes was $113,867,683. The net unrealized appreciation of investments for federal tax purpose was $311,652. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $880,590 and net unrealized depreciation from investments for those securities having an excess of cost over value of $568,938.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees  also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Adjustable Rate Securities Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	July 21, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	July 22, 2008